Valuation and Qualifying Accounts (Parenthetical) (Detail) (Valuation allowance for deferred income tax assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Valuation allowance for deferred income tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additional valuation allowance recorded in other comprehensive loss	$ 1.5